Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2014, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2015	87,699	14,135
2016	78,811	12,702
2017	74,166	11,953
2018	36,318	5,853
2019 and thereafter	149,585	24,109

	426,579	68,752

Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2014, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2015	484,106	78,024
2016	334	54

	484,440	78,078

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2014, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2015	958,188	154,432
2016	75,800	12,217
2017	39,432	6,355
2018	29,556	4,764
2019 and thereafter	125,825	20,279

	1,228,801	198,047